Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales	$ 720,227	$ 718,905	$ 807,473
Depreciation, depletion and amortization	148,774	143,938	171,793
Cost of sales and other direct production costs	458,504	458,811	417,879
Total cost of sales	607,278	602,749	589,672
Gross profit	112,949	116,156	217,801
Other expense:
Fair value adjustments, net	2,925	(4,723)	(35,792)
Foreign exchange gain (loss), net	(3,810)	7,211	417
Other net expense	5,883	7,829	(574)
Interest expense, net	(43,319)	(42,793)	(41,945)
Total other expense:	(38,321)	(32,476)	(77,894)
(Loss) income before income and mining taxes	(82,995)	(44,914)	5,526
Income and mining tax benefit (provision)	(1,222)	7,566	29,569
Net (loss) income	(84,217)	(37,348)	35,095
Preferred stock dividends	(552)	(552)	(552)
Net (loss) income applicable to common stockholders	(84,769)	(37,900)	34,543
Other operating expenses:
General and administrative	42,722	43,384	34,570
Exploration and pre-development	32,512	46,041	47,901
Provision for closed operations and environmental matters	7,575	8,793	14,571
Ramp-up and suspension costs	76,252	24,114	23,012
Other operating (income) expense, net	(1,438)	6,262	14,327
Total other operating expenses	157,623	128,594	134,381
(Loss) income from operations	(44,674)	(12,438)	83,420
Comprehensive (loss) income:
Net Income (Loss)	(84,217)	(37,348)	35,095
Unrealized gain (loss) and amortization of prior service on pension plans	(1,157)	17,067	16,740
Unrealized gain (loss) on derivative contracts designated as hedge transactions	4,546	13,837	(12,307)
Total change in accumulated other comprehensive income (loss), net	3,389	30,904	4,433
Comprehensive (loss) income	$ (80,828)	$ (6,444)	$ 39,528
Basic (loss) income per common share after preferred dividends	$ (0.14)	$ (0.07)	$ 0.06
Diluted (loss) income per common share after preferred dividends	$ (0.14)	$ (0.07)	$ 0.06
Weighted average number of common shares outstanding - basic	605,668	557,344	536,192
Weighted average number of common shares outstanding - diluted	605,668	557,344	542,176